Distribution Date:	02/12/25	GS Mortgage Securities Trust 2015-GC28
Determination Date:	02/06/25
Next Distribution Date:	03/12/25
Record Date:	01/31/25	GS Mortgage Securities Trust
Series 2015-GC28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Factor Detail	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23
		Controlling Class	RREF II CMBS AIV, L.P.
Historical Liquidated Loan Detail	24	Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251FAS5	1.528000%	35,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251FAT3	2.898000%	136,986,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251FAU0	3.307000%	8,225,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36251FAV8	3.136000%	180,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36251FAW6	3.396000%	224,609,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36251FAX4	3.206000%	53,795,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36251FBA3	3.759000%	57,097,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.75%
B	36251FBB1	3.980000%	43,393,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.00%
C	36251FBD7	4.478390%	65,090,000.00	33,009,511.91	33,009,511.91	123,191.23	0.00	0.00	33,132,703.14	0.00	0.00%	11.88%
D	36251FAG1	4.478390%	43,393,000.00	43,393,000.00	4,262,932.83	514,503.07	0.00	0.00	4,777,435.90	39,130,067.17	59.82%	7.13%
E	36251FAJ5	3.017000%	21,697,000.00	21,697,000.00	0.00	0.00	0.00	0.00	0.00	21,697,000.00	37.54%	4.75%
F	36251FAL0	3.017000%	15,987,000.00	15,987,000.00	0.00	0.00	0.00	0.00	0.00	15,987,000.00	21.13%	3.00%
G*	36251FAN6	3.017000%	27,406,796.00	21,181,642.62	0.00	0.00	0.00	605,905.73	0.00	20,575,736.89	0.00%	0.00%
R	36251FAQ9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			913,543,797.00	135,268,154.53	37,272,444.74	637,694.30	0.00	605,905.73	37,910,139.04	97,389,804.06

X-A	36251FAY2	4.478390%	696,577,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36251FAZ9	4.478390%	43,393,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	36251FAA4	1.461390%	21,697,000.00	21,697,000.00	0.00	26,423.16	0.00	0.00	26,423.16	21,697,000.00
X-D	36251FAC0	1.461390%	15,987,000.00	15,987,000.00	0.00	19,469.37	0.00	0.00	19,469.37	15,987,000.00
X-E	36251FAE6	1.461390%	27,406,796.00	21,181,642.62	0.00	25,795.54	0.00	0.00	25,795.54	20,575,736.89
Notional SubTotal			805,060,796.00	58,865,642.62	0.00	71,688.07	0.00	0.00	71,688.07	58,259,736.89

Deal Distribution Total					37,272,444.74	709,382.37	0.00	605,905.73	37,981,827.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251FAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36251FAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36251FAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36251FAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36251FBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36251FBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	36251FBD7	507.13645583	507.13645583	1.89262913	0.00000000	0.00000000	0.00000000	0.00000000	509.02908496	0.00000000
D	36251FAG1	1,000.00000000	98.24010393	11.85682184	(8.12482981)	0.00000000	0.00000000	0.00000000	110.09692577	901.75989607
E	36251FAJ5	1,000.00000000	0.00000000	0.00000000	2.51416647	10.09465594	0.00000000	0.00000000	0.00000000	1,000.00000000
F	36251FAL0	1,000.00000000	0.00000000	0.00000000	2.51416651	10.09465691	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36251FAN6	772.86095828	0.00000000	0.00000000	1.94310127	34.93372666	0.00000000	22.10786441	0.00000000	750.75309387
R	36251FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251FAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36251FAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	36251FAA4	1,000.00000000	0.00000000	1.21782551	0.00000000	0.00000000	0.00000000	0.00000000	1.21782551	1,000.00000000
X-D	36251FAC0	1,000.00000000	0.00000000	1.21782511	0.00000000	0.00000000	0.00000000	0.00000000	1.21782511	1,000.00000000
X-E	36251FAE6	772.86095828	0.00000000	0.94120962	0.00000000	0.00000000	0.00000000	0.00000000	0.94120962	750.75309387

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	01/01/25 - 01/30/25	30	0.00	26,423.16	0.00	26,423.16	0.00	0.00	0.00	26,423.16	0.00
X-D	01/01/25 - 01/30/25	30	0.00	19,469.37	0.00	19,469.37	0.00	0.00	0.00	19,469.37	0.00
X-E	01/01/25 - 01/30/25	30	0.00	25,795.54	0.00	25,795.54	0.00	0.00	0.00	25,795.54	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	01/01/25 - 01/30/25	30	0.00	123,191.23	0.00	123,191.23	0.00	0.00	0.00	123,191.23	0.00
D	01/01/25 - 01/30/25	30	351,249.88	161,942.33	0.00	161,942.33	(352,560.74)	0.00	0.00	514,503.07	0.00
E	01/01/25 - 01/30/25	30	164,061.40	54,549.87	0.00	54,549.87	54,549.87	0.00	0.00	0.00	219,023.75
F	01/01/25 - 01/30/25	30	120,885.37	40,193.98	0.00	40,193.98	40,193.98	0.00	0.00	0.00	161,383.28
G	01/01/25 - 01/30/25	30	901,899.81	53,254.18	0.00	53,254.18	53,254.18	0.00	0.00	0.00	957,421.52
Totals			1,538,096.46	504,819.66	0.00	504,819.66	(204,562.71)	0.00	0.00	709,382.37	1,337,828.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251FBA3	N/A	57,097,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251FBB1	N/A	43,393,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251FBD7	4.478390%	65,090,000.00	33,009,511.91	33,009,511.91	123,191.23	0.00	0.00	33,132,703.14	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			165,580,000.03	33,009,511.91	33,009,511.91	123,191.23	0.00	0.00	33,132,703.14	0.00

Exchangeable Certificate Details
PEZ	36251FBC9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	37,981,827.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	511,415.41	Master Servicing Fee	868.65
Interest Reductions due to Nonrecoverability Determination	(376,872.59)	Certificate Administrator Fee	237.29
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	58.24
ARD Interest	0.00	Operating Advisor Fee	174.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	134,542.82	Total Fees	1,548.90

Principal		Expenses/Reimbursements
Scheduled Principal	37,878,350.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,211.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	37,878,350.47	Total Expenses/Reimbursements	25,211.35

		Interest Reserve Deposit	4,305.93

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	709,382.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	37,272,444.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	37,981,827.11
Total Funds Collected	38,012,893.29	Total Funds Distributed	38,012,893.29

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	135,268,154.53	135,268,154.53	Beginning Certificate Balance	135,268,154.53
(-) Scheduled Principal Collections	37,878,350.47	37,878,350.47	(-) Principal Distributions	37,272,444.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	605,905.73
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	605,905.73
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	97,389,804.06	97,389,804.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	136,362,352.95	136,362,352.95	Ending Certificate Balance	97,389,804.06
Ending Actual Collateral Balance	98,456,800.23	98,456,800.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	5	81,764,046.21	83.96%	(1)	4.4258	0.960745
3,000,001 to 5,000,000	1	3,047,391.63	3.13%	(1)	4.6500	1.050100	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	1	9,141,278.36	9.39%	(2)	4.3500	1.083300	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	1	15,625,757.85	16.04%	(1)	4.8500	1.524300
15,000,001 to 20,000,000	3	49,443,663.76	50.77%	(1)	4.5788	0.882038	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 60,000,000	1	35,757,470.31	36.72%	(2)	4.4000	1.276900	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165	2.01-2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maryland	8	14,447,494.22	14.83%	(1)	4.8500	1.524300
							Lodging	1	15,748,152.61	16.17%	0	4.4000	(0.027700)
Missouri	1	3,047,391.63	3.13%	(1)	4.6500	1.050100
							Multi-Family	2	38,804,861.94	39.84%	(2)	4.4196	1.259089
Pennsylvania	1	18,069,753.30	18.55%	(1)	4.5000	1.119500
							Office	2	27,211,031.66	27.94%	(1)	4.4496	1.107339
Texas	1	35,757,470.31	36.72%	(2)	4.4000	1.276900
							Retail	9	15,625,757.85	16.04%	(1)	4.8500	1.524300
Virginia	1	1,178,263.63	1.21%	(1)	4.8500	1.524300
							Totals	14	97,389,804.06	100.00%	(1)	4.4939	1.051165
Wisconsin	2	24,889,430.97	25.56%	(1)	4.3816	0.380343

Totals	14	97,389,804.06	100.00%	(1)	4.4939	1.051165

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	78,716,654.58	80.83%	(1)	4.4171	0.957286	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	3,047,391.63	3.13%	(1)	4.6500	1.050100	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% or greater	1	15,625,757.85	16.04%	(1)	4.8500	1.524300	49 months or greater	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
	Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165	Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	97,389,804.06	100.00%	(1)	4.4939	1.051165	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
	Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	4	78,594,259.82	80.70%	(2)	4.5066	1.267381
	13 months to 24 months	2	18,795,544.24	19.30%	0	4.4405	0.147048
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	97,389,804.06	100.00%	(1)	4.4939	1.051165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	623100165	MF	Lubbock	TX	Actual/360	4.400%	0.00	0.00	0.00	N/A	12/06/24	--	35,757,470.31	35,757,470.31	11/06/24
8	623100172	OF	Pittsburgh	PA	Actual/360	4.500%	0.00	0.00	0.00	N/A	01/06/25	--	18,069,753.30	18,069,753.30	12/06/24
11	695100444	LO	Milwaukee	WI	Actual/360	4.400%	0.00	0.00	0.00	N/A	02/06/25	--	15,748,152.61	15,748,152.61	03/06/23
12	303341012	RT	Various	Various	Actual/360	4.850%	0.00	0.00	0.00	N/A	01/06/25	--	15,625,757.85	15,625,757.85	12/06/24
14	304101322	RT	Brookfield	WI	Actual/360	4.030%	52,720.81	15,192,100.88	0.00	N/A	02/06/25	--	15,192,100.88	0.00	02/06/25
23	695100439	RT	La Quinta	CA	Actual/360	4.250%	34,818.36	9,513,934.21	0.00	N/A	02/06/25	--	9,513,934.21	0.00	02/06/25
30	304101293	OF	Brookfield	WI	Actual/360	4.350%	0.00	0.00	0.00	N/A	12/06/24	--	9,141,278.36	9,141,278.36	11/06/24
39	304101321	RT	Pensacola	FL	Actual/360	4.140%	28,599.55	8,022,315.38	0.00	N/A	02/06/25	--	8,022,315.38	0.00	02/06/25
58	407000400	IN	Chula Vista	CA	Actual/360	4.150%	18,404.10	5,150,000.00	0.00	N/A	02/06/25	--	5,150,000.00	0.00	02/06/25
66	303341066	MF	St. Louis	MO	Actual/360	4.650%	0.00	0.00	0.00	N/A	01/06/25	--	3,047,391.63	3,047,391.63	12/06/24
Totals							134,542.82	37,878,350.47	0.00				135,268,154.53	97,389,804.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	2,787,654.05	1,543,419.90	01/01/24	06/30/24	--	0.00	0.00	(333.78)	586,474.17	11,628.79	0.00
8	1,773,527.45	1,255,365.35	01/01/24	09/30/24	--	0.00	0.00	(168.67)	225,200.11	0.00	0.00
11	433,047.00	0.00	--	--	12/06/24	0.00	0.00	(147.00)	2,244,334.61	0.00	0.00
12	1,779,999.03	1,441,344.16	01/01/24	09/30/24	--	0.00	0.00	(414.97)	199,896.85	0.00	0.00
14	1,258,914.26	1,033,826.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	40,525.98	411,011.61	01/01/24	06/30/24	--	0.00	0.00	(85.33)	156,693.68	0.00	0.00
39	951,011.07	740,502.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	748,832.82	801,115.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	249,425.05	0.00	--	--	--	0.00	0.00	(80.93)	38,541.40	0.00	0.00
Totals	10,022,936.71	7,226,585.30				0.00	0.00	(1,230.67)	3,451,140.82	11,628.79	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.493884%	4.229209%	(1)
01/13/25	0	0.00	0	0.00	1	15,748,152.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390551%	4.253174%	0
12/12/24	0	0.00	1	3,054,497.29	1	15,785,989.63	0	0.00	0	0.00	0	0.00	0	0.00	3	42,743,680.02	4.361917%	4.281116%	1
11/13/24	1	3,061,968.54	0	0.00	1	15,825,610.77	0	0.00	0	0.00	0	0.00	0	0.00	3	33,297,025.18	4.358601%	4.323247%	2
10/11/24	0	0.00	1	3,069,016.07	1	15,863,155.42	0	0.00	0	0.00	0	0.00	0	0.00	4	29,808,468.29	4.346745%	4.314120%	3
09/12/24	1	3,076,431.28	0	0.00	1	15,902,494.65	0	0.00	0	0.00	0	0.00	0	0.00	2	6,666,113.68	4.378892%	4.336127%	4
08/12/24	0	0.00	0	0.00	1	15,939,749.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.401947%	4.362744%	4
07/12/24	0	0.00	0	0.00	1	15,976,862.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.402049%	4.362840%	5
06/12/24	1	3,097,715.83	0	0.00	1	16,015,786.74	0	0.00	0	0.00	0	0.00	0	0.00	2	18,326,265.18	4.318611%	4.286396%	5
05/10/24	0	0.00	1	5,679,834.71	1	16,052,613.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325168%	4.290431%	6
04/12/24	1	5,700,023.11	0	0.00	1	16,091,260.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325375%	4.290620%	7
03/12/24	0	0.00	0	0.00	1	16,127,802.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325571%	4.290797%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	623100165	11/06/24	2	5	(333.78)	586,474.17	11,628.79	35,882,786.01	11/25/24	13
8	623100172	12/06/24	1	5	(168.67)	225,200.11	0.00	18,112,810.33	01/09/25	13
11	695100444	03/06/23	22	5	(147.00)	2,244,334.61	3,071.00	16,567,327.89	03/18/20	98	06/09/22
12	303341012	12/06/24	1	5	(414.97)	199,896.85	0.00	15,661,139.98	01/16/25	13
30	304101293	11/06/24	2	5	(85.33)	156,693.68	0.00	9,178,238.73	12/19/24	13
66	303341066	12/06/24	1	5	(80.93)	38,541.40	0.00	3,054,497.29	11/22/24	13
Totals					(1,230.67)	3,451,140.82	14,699.79	98,456,800.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		97,389,804	0	97,389,804		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	97,389,804	0	36,742,903	44,898,749	15,748,153	0
Jan-25	135,268,155	37,878,350	36,742,903	44,898,749	15,748,153	0
Dec-24	222,671,002	145,670,485	0	61,214,528	15,785,990	0
Nov-24	289,751,235	270,863,655	3,061,969	0	15,825,611	0
Oct-24	359,191,097	340,258,925	0	3,069,016	15,863,155	0
Sep-24	427,966,741	408,987,815	3,076,431	0	15,902,495	0
Aug-24	482,758,228	466,818,479	0	0	15,939,749	0
Jul-24	483,688,537	467,711,674	0	0	15,976,863	0
Jun-24	643,419,253	624,305,751	3,097,716	0	16,015,787	0
May-24	662,709,943	640,977,495	0	5,679,835	16,052,614	0
Apr-24	663,727,190	641,935,906	5,700,023	0	16,091,261	0
Mar-24	664,684,031	648,556,228	0	0	16,127,803	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	623100165	35,757,470.31	35,882,786.01	52,300,000.00	10/07/14	1,504,019.90	1.27690	06/30/24	12/06/24	239
8	623100172	18,069,753.30	18,112,810.33	32,100,000.00	11/15/14	1,141,069.10	1.11950	09/30/24	01/06/25	238
11	695100444	15,748,152.61	16,567,327.89	24,000,000.00	09/26/24	(32,468.00)	(0.02770)	12/31/23	02/06/25	239
12	303341012	15,625,757.85	15,661,139.98	28,380,000.00	10/15/14	1,382,745.91	1.52430	09/30/24	01/06/25	238
30	304101293	9,141,278.36	9,178,238.73	14,500,000.00	10/13/14	339,755.11	1.08330	06/30/24	12/06/24	239
66	303341066	3,047,391.63	3,054,497.29	5,110,000.00	12/05/14	243,675.05	1.05010	12/31/23	01/06/25	238
Totals		97,389,804.06	98,456,800.23	156,390,000.00		4,578,797.07

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	623100165	MF	TX	11/25/24	13
	The loan transferred to Special Servicing on 11/25/2024 due to imminent monetary default. The loan matured on 12/6/2024. Special Servicer has reached out to the Borrower to discuss next steps.

8	623100172	OF	PA	01/09/25	13
	Loan transferred due to maturity default. Special Servicer has reached out to the Borrower.

11	695100444	LO	WI	03/18/20	98
	Borrower and Lender have entered into a Forbearance Agreement. Awaiting Borrower updates as it relates to Loan maturity.

12	303341012	RT	Various	01/16/25	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

30	304101293	OF	WI	12/19/24	13
	The Loan transferred to Special Servicing on 12/19/2024 due to Borrower failing to payoff the Loan in full by its 12/6/2024 maturity. Borrower is currently looking to obtain financing to payoff Loan.

66	303341066	MF	MO	11/22/24	13

Loan recently transferred to special servicing due to payment default. Borrower has executed a PNL. Special Servicer requested updated financials and a list of deferred maintenance. Borrower submitted a DPO offer. SS is evaluating all workout

	options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	303341012	17,398,353.12	4.85000%	17,398,353.12 4.85000%		10	07/15/20	07/06/20	08/06/20
45	695100402	0.00	4.76800%	0.00	4.76800%	10	09/30/22	09/30/22	--
Totals		17,398,353.12		17,398,353.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	303341009	10/11/24	17,402,919.06	27,860,000.00	17,770,623.67	306,056.61	17,770,623.67	17,464,567.06	0.00	0.00	0.00	0.00	0.00%
13	623100173	09/12/24	13,960,048.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	303341041	02/12/21	7,595,913.70	5,200,000.00	4,439,882.68	2,248,319.51	4,439,882.68	2,191,563.17	5,404,350.53	0.00	256,188.80	5,148,161.73	64.35%
45	695100402	06/12/24	5,679,834.71	12,500,000.00	6,199,396.31	250,237.15	6,199,396.31	5,949,159.16	0.00	0.00	0.00	0.00	0.00%
63	303341063	05/12/22	3,514,890.33	5,700,000.00	5,549,603.15	2,262,078.27	5,549,603.15	3,287,524.88	227,365.45	0.00	229,572.28	(2,206.83)	0.05%
72	304101281	11/10/23	2,249,763.23	2,000,000.00	1,836,254.86	559,066.85	1,836,254.86	1,277,188.01	972,575.22	0.00	103,660.61	868,914.61	32.48%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,403,369.99	53,260,000.00	35,795,760.67	5,625,758.39	35,795,760.67	30,170,002.28	6,604,291.20	0.00	589,421.69	6,014,869.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/25	605,905.73	0.00	0.00	0.00	0.00	605,905.73	0.00	0.00	813,983.71
		01/13/25	97,233.67	0.00	0.00	0.00	0.00	97,233.67	0.00	0.00
		12/12/24	110,844.31	0.00	0.00	0.00	0.00	110,844.31	0.00	0.00
		05/10/24	0.00	15,134.75	0.00	0.00	0.00	0.00	0.00	0.00
9	303341009	10/11/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	623100173	09/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	303341041	12/12/24	0.00	0.00	5,148,161.73	0.00	0.00	(381.00)	0.00	0.00	5,148,161.73
		08/11/23	0.00	0.00	5,148,542.73	0.00	0.00	(171,621.05)	0.00	0.00
		03/10/23	0.00	0.00	5,320,163.78	0.00	0.00	(84,186.75)	0.00	0.00
		02/12/21	0.00	0.00	5,404,350.53	0.00	0.00	5,404,350.53	0.00	0.00
45	695100402	06/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	303341063	05/12/23	0.00	0.00	(2,206.83)	0.00	(2,206.83)	(97,697.71)	0.00	0.00	0.00
		08/12/22	0.00	0.00	97,697.71	0.00	0.00	(129,667.74)	0.00	0.00
		05/12/22	0.00	0.00	227,365.45	0.00	0.00	227,365.45	0.00	0.00
72	304101281	05/10/24	0.00	0.00	868,914.61	0.00	0.00	(2,325.49)	0.00	0.00	868,914.61
		04/12/24	0.00	0.00	871,240.10	0.00	0.00	(101,335.12)	0.00	0.00
		11/10/23	0.00	0.00	972,575.22	0.00	0.00	972,575.22	0.00	0.00
Current Period Totals			605,905.73	0.00	0.00	0.00	0.00	605,905.73	0.00	0.00	605,905.73
Cumulative Totals			813,983.71	15,134.75	6,014,869.51	0.00	(2,206.83)	6,831,060.05	0.00	0.00	6,831,060.05

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,697.79	0.00	0.00	0.00	0.00	135,481.08	0.00	0.00	0.00	0.00
8	0.00	0.00	3,513.56	0.00	0.00	0.00	0.00	70,020.29	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	59,668.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	65,259.24	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	34,241.71	0.00	0.00	0.00	0.00
66	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,202.26	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,211.35	0.00	0.00	0.00	0.00	376,872.59	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		402,083.94

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27